                                                                      [LOGO]

THE STRONG
INDEX 500 FUND
------------------------------------
SEMI-ANNUAL REPORT - AUGUST 31, 1999

                [PHOTO OF STRONG FUNDS HEADQUARTERS IN BACKGROUND]

                          LETTER FROM THE CHAIRMAN


Dear Strong Investor,

A few months back, I sent a letter to some of our shareholders describing a recent business trip to Indianapolis. I said that everywhere I went--every highway traveled, every side street ventured down, bulldozers, cranes and backhoes were hard at work.

Indianapolis, like most American cities we visit these days, is in the midst of a spectacular building boom. A sea of yellow construction equipment is washing over the nation's landscape.

It is the latest chapter in the unbelievable economic expansion that has blessed this country--almost without pause--since 1982. The signs of prosperity are everywhere:

   - Highways jammed with people on their way to do business.

   - "Help Wanted" signs in more store windows than most of us have ever seen at one time.

   - Consumer confidence is at an all-time high. Shopping carts are stuffed with personal computers, printers, software and all sorts of related high-tech equipment transforming the lives of Americans.

   - Restaurants are packed almost every night of the week with people who have money to spend.

As we make our way through the last quarter of the last year of the 20th Century, we are fortunate to be living in one of the greatest booms in recorded history. We should be grateful for the opportunity to live in these incredibly prosperous times. We also ought to remember that nothing lasts forever.

The nation's economic engine is running near full capacity. After eight years of continuous growth, the American economy is beginning to overheat. It's that strain on the system that has Mr. Greenspan's Federal Reserve, which is responsible for managing the economy and keeping inflation at reasonable levels, obviously concerned.

Though the current batch of inflation indicators don't seem too threatening, the Fed is wise to keep a sharp eye on the system. The economy can only grow so fast and still remain healthy. If it gains too much speed--like a car heading down a steep slope--it runs the risk of careening out of control. It's the Fed's job to provide just the right mix of acceleration and braking.

The Federal Reserve has an awesome responsibility. While they want the economy to move ahead, they can't let their hopes override common sense. The Fed has become increasingly worried about excessive valuations in the stock market and the possibility that, left unchecked, a financial bubble could occur.

Here at Strong, we are bullish on America's prospects for the 21st Century. Long term, we believe interest rates are headed down. But, in the short term, expectations of what the stock market and the U.S. economy can continue to deliver seem inflated. For that reason, this could be a good time to complement your portfolio's stock holdings with more conservative money market and short-term bond funds.

                                                           /s/ Dick

                             THE STRONG
                          INDEX 500 FUND
                           -----------
                SEMI-ANNUAL REPORT - AUGUST 31, 1999


                          TABLE OF CONTENTS


INVESTMENT REVIEW

      The Strong Index 500 Fund ........................................2


FINANCIAL INFORMATION--STRONG INDEX 500 FUND

      Statement of Assets and Liabilities ..............................4

      Statement of Operations ..........................................5

      Statements of Changes in Net Assets ..............................6

      Notes to Financial Statements ....................................7

      Financial Highlights .............................................8


FINANCIAL INFORMATION--

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

      Portfolio of Investments .........................................9

      Statement of Assets and Liabilities .............................15

      Statement of Operations .........................................16

      Statements of Changes in Net Assets .............................17

      Notes to Financial Statements ...................................18

                       THE STRONG INDEX 500 FUND
                       -------------------------

MARKET
PERSPECTIVES

For the first six months of fiscal year 1999, the Strong Index 500 Fund returned 7.13%, while the S&P 500 Index returned 7.32%. The Fund's slightly lower return is partially a result of the administrative and management fees that are deducted from the total return, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

While the entire Strong Index 500 Fund returned 7.13% for the first half of the fiscal year, the 15 largest companies in the S&P 500 Index returned 14.9% during this period. Leading the charge were Microsoft, Intel, and IBM, which returned 22%, 40%, and 47%, respectively. In March, one-third of the S&P 500's return came from America Online and Microsoft alone.

"Value" stocks are those of companies with higher current earnings. "Growth" stocks are those of companies that show greater long-term growth potential. Value and growth stocks were in and out of favor alternately throughout the first six months of the fiscal year, but their returns for this period were actually rather close: value stocks returned 7.8% and growth stocks returned 6.9%.

In June, the Federal Reserve Board increased the short-term interest rate 0.25% and moved to a neutral view on future increases. The stock market responded well to the news. Large-cap stocks outpaced small-caps, and mid-caps lagged both groups, but each asset class

-------------------------------------------------------------------------------
 ...for the first half of the fiscal year, the 15 largest companies in the S&P 500 Index returned 14.9%...

-------------------------------------------------------------------------------
[SIDENOTE]

FUND
HIGHLIGHTS

- For the six months ended August 31, 1999, the Strong Index 500 Fund return was 7.13%, versus the S&P 500 Stock Index-Registered Trademark- return of 7.32% for the same period.(1)

- The one-, three-, and six-month performance returns for the Fund ended August 31, 1999, were -0.48%, 1.71%, 7.13% respectively.(2)

-  Since inception, the average annual return for the fund was 25.35%.

-------------------------------------------------------------------------------
[SIDENOTE]

               AVERAGE ANNUAL
               TOTAL RETURN(2)

               as of 8-31-99

          1-year          39.17%

 Since Inception          25.35%
     (on 5-1-97)

-------------------------------------------------------------------------------
[SIDENOTE]

                 LARGEST
                  FIVE
             STOCK HOLDINGS

             as of 8-31-99

SECURITY                 % OF NET ASSETS
----------------------------------------

Microsoft Corporation          4.33%

General Electric Company       3.44%

Intel Corporation              2.51%

IBM                            2.06%

Cisco Systems                  1.96%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

-------------------------------------------------------------------------------

(1) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-",
    "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Strong Equity Funds, Inc. The Strong Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(2) Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change while total return reflects aggregate change, and is not annualized.

performed well in June.

Contradicting statements he had made in June, Federal Reserve Board Chairman Alan Greenspan reported in July that the Fed had changed its view on interest rates again. The chairman warned of the potential rise in inflation that could result from a slowdown in productivity improvements and a tightening of the labor market. He also reminded investors that, in accordance with a now well-established policy, any signs that indicate the potential for inflation will compel the Fed to act "promptly and forcefully" to prevent it.

Investors analyzed economic news carefully in August. As a result, there was significantly less activity than in previous months among stocks in the S&P 500 Index. Prompted by the tightening of the job market and strong domestic demand, the Fed raised short-term interest rates by another 0.25%. The effect on the stock market was minimal, however, as investors had been anticipating another rate increase.


                  GROWTH OF AN ASSUMED $10,000 INVESTMENT
                          from 5-1-97 to 8-31-99

[GRAPH]

                                S&P 500
          The Strong          Stock Index+                Lipper S&P 500 Index
       Index 500 FUND   Index-Registered Trademark-(3)   Objective Fund Index(3)
 4/97    $10,000               $10,000                        $10,000
 6/97    $11,110               $11,122                        $11,117
 9/97    $11,930               $11,955                        $11,945
12/97    $12,262               $12,298                        $12,282
 3/98    $13,948               $14,013                        $13,982
 6/98    $14,392               $14,476                        $14,433
 9/98    $12,957               $13,036                        $12,997
12/98    $15,709               $15,812                        $15,762
 3/99    $16,451               $16,600                        $16,528
 6/99    $17,590               $17,770                        $17,677
 8/99    $16,948               $17,130                        $17,032


    This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index-Registered Trademark- ("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

+ The S&P 500 Index-Registered Trademark- figure tracks the Strong Index 500 Fund and the Lipper S&P 500 Index figure so closely that its results are not discernible on the graph.

-------------------------------------------------------------------------------
[SIDENOTE]

YOUR FUND'S
APPROACH

The Strong Index 500 Fund is designed to provide investors with broad exposure to the large-capitalization sector of the U.S. market by replicating, as closely as practical (before fees and expenses), the market capitalization-weighted total return of the Standard & Poor's 500 Stock Index-Registered Trademark-
(S&P 500).(3) The Fund represents more than 70% of the overall U.S. stock market capitalization. This allows investors wide diversification, and serves as a complement to actively managed funds.

-------------------------------------------------------------------------------
[SIDENOTE]

MARKET
HIGHLIGHTS

- At the beginning of fiscal year 1999, the Dow Jones Industrial Average broke the 10,000-point barrier on March 16 and closed above 10,000 points for the first time in history on March 29. Outstanding performance was concentrated among the largest stocks in the S&P 500 Index.

- Concern that the Federal Reserve Board would raise interest rates and choke off a major source of buoyancy for the equity market slowed trading activity briefly, but the S&P 500 Index was up again in the beginning of the second quarter.

-------------------------------------------------------------------------------

(3) The S&P 500 Stock Index-Registered Trademark- is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Index Objective Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

    Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's return would have been lower.

STRONG INDEX 500 FUND

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999 (Unaudited)
ASSETS:
    Investment in S&P 500 Index Master Portfolio, at Value (Note 1)                                                  $167,625,295
    Receivable for Fund Shares Sold                                                                                       154,883
    Due from SCMI                                                                                                         113,613
    Other Assets                                                                                                           32,563
                                                                                                                     ------------
    Total Assets                                                                                                      167,926,354

LIABILITIES:
    Payable for Fund Shares Redeemed                                                                                      157,464
    Due to SCMI                                                                                                            33,590
    Accrued Operating Expenses and Other Liabilities                                                                       69,610
                                                                                                                     ------------
    Total Liabilities                                                                                                     260,664
                                                                                                                     ------------
NET ASSETS                                                                                                           $167,665,690
                                                                                                                     ============

NET ASSETS CONSIST OF:
    Capital Stock (par value and paid-in capital)                                                                    $141,199,637
    Undistributed Net Investment Income                                                                                 1,091,667
    Undistributed Net Realized Gain                                                                                     5,996,097
    Net Unrealized Appreciation                                                                                        19,378,289
                                                                                                                     ------------
    Net Assets                                                                                                       $167,665,690
                                                                                                                     ============
Capital Shares Outstanding (Unlimited Number Authorized)                                                               10,060,500

NET ASSET VALUE PER SHARE                                                                                                  $16.67
                                                                                                                           ======

                        See Notes to Financial Statements.

STRONG INDEX 500 FUND

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 1999 (Unaudited)
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Dividend Income                                                                                                  $ 1,019,365
    Interest Income                                                                                                      222,631
    Expenses                                                                                                             (40,923)
                                                                                                                     -----------
    Net Investment Income Allocated from Master Portfolio                                                              1,201,073

EXPENSES:
    Shareholder Servicing Costs (Note 3)                                                                                 209,923
    Transfer Agency Fees                                                                                                 218,640
    Reports to Shareholders                                                                                               52,633
    Other                                                                                                                 52,654
                                                                                                                     -----------
    Total Expenses Before Waivers                                                                                        533,850
    Voluntary Expense Waivers by SCMI                                                                                   (207,955)
                                                                                                                     -----------
    Expenses, Net                                                                                                        325,895
                                                                                                                     -----------
NET INVESTMENT INCOME                                                                                                    875,178

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO:
    Net Realized Gain on:
        Investments                                                                                                    4,044,180
        Futures Contracts                                                                                                710,092
                                                                                                                     -----------
        Net Realized Gain                                                                                              4,754,272
    Change in Unrealized Appreciation/Depreciation on:
        Investments                                                                                                    4,674,283
        Futures Contracts                                                                                               (182,186)
                                                                                                                     -----------
        Net Change in Unrealized Appreciation/Depreciation                                                             4,492,097
                                                                                                                     -----------
NET GAIN ON INVESTMENTS                                                                                                9,246,369
                                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $10,121,547
                                                                                                                     ===========


                       See Notes to Financial Statements.
                                                                                                                               5

STRONG INDEX 500 FUND

----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                     Six Months Ended                  Year Ended
                                                                                      Aug. 31, 1999                  Feb. 28, 1999
                                                                                     ----------------               --------------
                                                                                      (Unaudited)
OPERATIONS:
    Net Investment Income                                                            $      875,178                 $      900,410
    Net Realized Gain                                                                     4,754,272                      1,173,696
    Net Change in Unrealized Appreciation/Depreciation                                    4,492,097                     11,546,437
                                                                                     --------------                 --------------
    Net Increase in Net Assets Resulting from Operations                                 10,121,547                     13,620,543

DISTRIBUTIONS:
    From Net Investment Income                                                                   --                       (734,711)
    From Net Realized Gains                                                                      --                         (7,666)
                                                                                     --------------                 --------------
    Total Distributions                                                                          --                       (742,377)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
    Proceeds from Shares Sold                                                            42,959,449                    120,131,919
    Proceeds from Reinvestment of Distributions                                                  --                        722,710
    Payment for Shares Redeemed                                                         (24,537,938)                   (26,706,110)
                                                                                     --------------                 --------------
    Net Increase in Net Assets from Beneficial Interest Transactions                     18,421,511                     94,148,519
                                                                                     --------------                 --------------
TOTAL INCREASE IN NET ASSETS                                                             28,543,058                    107,026,685

NET ASSETS:
    Beginning of Period                                                                 139,122,632                     32,095,947
                                                                                     --------------                 --------------
    End of Period                                                                      $167,665,690                   $139,122,632
                                                                                     ==============                 ==============

TRANSACTIONS IN SHARES OF THE FUND:
    Sold                                                                                  2,586,035                      8,336,831
    Issued in Reinvestment of Distributions                                                      --                         47,136
    Redeemed                                                                             (1,466,679)                    (1,880,932)
                                                                                         ----------                     ----------
    Net Increase in Shares of the Fund                                                    1,119,356                      6,503,035
                                                                                         ==========                     ==========

                        See Notes to Financial Statements.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
August 31, 1999 (Unaudited)

1.    ORGANIZATION

      The Strong Index 500 Fund (the "Fund") is a diversified series of Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      (A) SECURITY VALUATION -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 3.86% in the net assets of the Master Portfolio at August 31, 1999. Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (B) FEDERAL INCOME AND EXCISE TAXES AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

           The character of distributions made during the year from net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

           The Fund generally pays dividends from net investment income and distributes any net capital gains that it realizes annually.

      (C) ACCOUNTING FOR INVESTMENTS -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

      (D) EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

      (E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.    RELATED PARTY TRANSACTIONS

      SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a fee at an annual rate of .25% of the Fund's average daily net assets. Certain fees have been waived or absorbed by SCMI for the six months ended August 31, 1999. Waived or absorbed fees continue at the discretion of SCMI. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount receivable from SCMI at August 31, 1999, shareholder servicing and other expenses paid to SCMI and unaffiliated directors' fees for the six months then ended were $24,346, $1,152, and $750, respectively.

STRONG INDEX 500 FUND

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                                     Period Ended
                                                                                          ----------------------------------
                                                                                           Aug. 31,    Feb. 28,     Feb. 28,
Selected Per-Share Data(a)                                                                  1999(b)      1999        1998(c)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $15.56       $13.16       $10.00
Income From Investment Operations
   Net  Investment  Income                                                                   0.08         0.13         0.11
   Net Realized and Unrealized Gains on Investments                                          1.03         2.39         3.15
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                                          1.11         2.52         3.26
Less Distributions
   From Net Investment Income                                                                   --       (0.12)       (0.09)
   From Net Realized Gains                                                                      --       (0.00)(d)    (0.01)
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                          --       (0.12)       (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $16.67       $15.56       $13.16
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
   Total Return                                                                              +7.1%      +19.2%       +32.7%
   Net Assets, End of Period (In Thousands)                                               $167,666    $139,123      $32,096
   Ratio of Expenses to Average Net Assets                                                   0.45%*      0.45%        0.44%*
   Ratio of Expenses to Average Net Assets Without Waivers and Absorptions                   0.71%*      0.73%        1.53%*
   Ratio of Net Investment Income to Average Net Assets                                      1.07%*      1.18%        1.43%*
   Portfolio Turnover Rate(e)                                                                   4%         11%           6%

   *  Calculated on an annualized basis.
  (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
  (b) For the six months ended August 31, 1999 (unaudited).
  (c) For the period from May 1, 1997 (inception) to February 28, 1998.
  (d) Amount calculated is less than $0.01.
  (e) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


                     See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

-------------------------------------------------------------------------------------
Portfolio of Investments                                  August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
COMMON STOCKS-95.87%
ADVERTISING-0.12%

Omnicom Group                                                68,759      $  5,182,710
                                                                         ------------

                                                  TOTAL ADVERTISING
                                                            - VALUE      $  5,182,710
                                                             - COST      $  3,464,154
AEROSPACE & DEFENSE-1.47%
Allied Signal Inc                                           212,485      $ 13,014,706
Boeing Co                                                   374,457        16,967,583
Briggs & Stratton Corp                                        9,122           555,302
General Dynamics Corp                                        71,266         4,489,758
Lockheed Martin Corp                                        151,773         5,615,601
Northrop Grumman Corp                                        26,579         1,926,977
Rockwell International Corp                                  73,375         4,338,297
Textron Inc                                                  58,104         4,691,898
United Technologies Corp                                    185,408        12,260,104
                                                                         ------------

                                          TOTAL AEROSPACE & DEFENSE
                                                            - VALUE      $ 63,860,226
                                                             - COST      $ 47,536,525
AIRLINES-0.35%
AMR Corp+                                                    59,167      $  3,468,665
Delta Air Lines Inc                                          54,057         2,746,771
FDX Corp+                                                   114,517         4,859,815
Southwest Airlines Co                                       194,017         3,237,659
USAirways Group Inc+                                         28,645           882,624
                                                                         ------------

                                                     TOTAL AIRLINES
                                                            - VALUE      $ 15,195,534
                                                             - COST      $ 13,249,747
APPAREL-0.19%
Liz Claiborne Inc                                            24,521      $    901,147
Nike Inc Class B                                            108,262         5,007,117
Reebok International Ltd+                                    22,146           261,600
Russell Corp                                                 13,707           229,592
VF Corp                                                      46,340         1,668,240
                                                                         ------------

                                                      TOTAL APPAREL
                                                            - VALUE      $  8,067,696
                                                             - COST      $  8,047,996
AUTO PARTS & EQUIPMENT-0.71%
Cooper Tire & Rubber Co                                      29,617      $    562,723
Dana Corp                                                    64,030         2,789,307
Delphi Automotive Systems Corp                              216,361         4,056,769
Deluxe Corp                                                  30,344         1,033,593
Eaton Corp                                                   27,696         2,714,208
Genuine Parts Co                                             69,138         1,996,360
Goodyear Tire & Rubber Co                                    60,125         3,374,516
Illinois Tool Works Inc                                      96,386         7,512,084
ITT Industries Inc                                           34,073         1,152,093
Navistar International Corp+                                 25,666         1,248,009
PACCAR Inc                                                   30,273         1,668,799
The Pep Boys--Manny Moe & Jack                               20,775           302,536
TRW Inc                                                      46,477         2,532,996
                                                                         ------------

                                       TOTAL AUTO PARTS & EQUIPMENT
                                                            - VALUE     $  30,943,993
                                                             - COST     $  21,969,352
AUTOMOBILES-0.94%
Ford Motor Co                                               465,310     $  24,254,284
General Motors Corp Class A                                 249,229        16,480,268
                                                                         ------------

                                                  TOTAL AUTOMOBILES
                                                            - VALUE     $  40,734,552
                                                             - COST     $  32,553,058
BANK & FINANCE-10.85%
American Express Corp                                       173,157     $  23,809,087
Amsouth Bancorp                                              65,402         1,430,669
Associates First Capital Corp                               279,960         9,606,128
Bank of America Corp                                        670,365        40,557,083
Bank of New York Inc                                        292,766        10,466,384
Bank One Corp                                               453,801        18,208,765
BankBoston Corp                                             114,237         5,304,881
BB&T Corp                                                   120,484         4,036,214
Bear Stearns Co Inc                                          44,952         1,871,127
Capital One Financial Corp                                   76,100         2,872,775
Chase Manhattan                                             324,785        27,180,445
Citigroup Inc                                             1,298,214        57,689,385
Comerica Inc                                                 60,198         3,134,058
Countrywide Credit Industries Inc                            43,374         1,393,390
Equifax Inc                                                  55,846         1,703,303
Federal Home Loan Mortgage Corp                             267,231        13,762,396
Federal National Mortgage Assoc                             393,853        24,468,118
Fifth Third Bancorp                                         103,358         6,847,468
First Union Corp                                            372,082        15,441,403
Firstar Corp                                                254,506         6,823,942
Fleet Financial Group Inc                                   219,376         8,733,907
Franklin Resources Inc                                       97,131         3,490,645
Golden West Financial                                        21,678         1,968,633
Household International Inc                                 184,416         6,961,704
Huntington Bancshares Inc                                    89,157         2,669,138
Keycorp                                                     172,399         4,999,571
Lehman Brothers Holdings                                     45,325         2,436,219
MBNA Corp                                                   308,345         7,612,267
Mellon Bank Corp                                            200,463         6,690,453
Mercantile Bancorp                                           60,892         3,360,477
Merrill Lynch & Co Inc                                      141,507        10,559,960
MGIC Investment Corp                                         42,161         1,831,368
Morgan (J P) & Co Inc                                        68,179         8,807,875
Morgan Stanley Dean Witter                                  219,287        18,817,566
National City Corp                                          241,944         6,683,703
Northern Trust Corp                                          43,013         3,648,040
Paine Webber Group Inc                                       55,154         2,164,794
PNC Bank Corp                                               116,945         6,117,685
Regions Financial Corp                                       85,833         3,030,978
Republic New York Corp                                       40,554         2,813,434
Ryder System Inc                                             27,690           610,911
Schwab (Charles) Corp                                       313,908        12,399,366
SLM Holding Corp                                             62,784         2,774,268
State Street Boston Corp                                     62,052         3,715,364
Summit Bancorp                                               66,056         2,204,619
SunTrust Banks Inc                                          123,742         7,958,157
Synovus Financial Corp                                      103,581         1,955,091
U.S. Bancorp                                                279,559         8,631,384
Union Planters Corp                                          53,845         2,271,586
Wachovia Corp                                                78,040         6,116,385
Washington Mutual Inc                                       228,802         7,264,464
Wells Fargo & Co                                            635,204        25,289,059
                                                                         ------------

                                               TOTAL BANK & FINANCE
                                                            - VALUE      $471,196,092
                                                             - COST      $368,598,868


                                                                                    9

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

-------------------------------------------------------------------------------------
Portfolio of Investments (continued)               August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
BASIC INDUSTRIES-1.37%
Alcoa Inc                                                   142,129      $  9,176,204
ASARCO Inc                                                   15,737           328,510
Avery-Dennison Corp                                          43,853         2,406,433
Baker Hughes Inc                                            126,058         4,285,972
Bemis Co                                                     20,358           772,332
Boise Cascade Corp                                           22,043           801,814
Champion International Corp                                  36,981         2,033,955
Cyprus Amax Minerals                                         35,572           602,501
Dover Corp                                                   82,213         3,180,615
Fort James Corp                                              85,088         2,744,088
Georgia-Pacific Corp                                         66,229         2,740,225
Homestake Mining Co                                          92,085           782,722
Ikon Office Solutions Inc                                    53,983           600,561
Inco Ltd                                                     70,437         1,443,958
Louisiana-Pacific Corp                                       41,771           772,763
Mead Corp                                                    39,296         1,466,232
Minnesota Mining & Manufacturing Co                         154,761        14,624,914
NACCO Industries Inc Class A                                  3,027           235,728
Newmont Mining Corp                                          64,155         1,311,168
Potlatch Corp                                                11,371           439,205
Sealed Air Corp+                                             32,207         1,892,161
Westvaco Corp                                                38,863         1,017,725
Weyerhauser Co                                               77,245         4,345,031
Willamette Industries Inc                                    42,972         1,702,766
                                                                         ------------

                                             TOTAL BASIC INDUSTRIES
                                                            - VALUE      $ 59,707,583
                                                             - COST      $ 49,359,697
BEVERAGES-2.40%
Anheuser-Busch Inc                                          182,844      $ 14,078,988
Coca-Cola Co                                                948,081        56,707,095
Coca-Cola Enterprises Co                                    163,218         4,641,512
Coors (Adolph) Co Class B                                    14,382           820,673
Diageo PLC ADR (UK)                                              17               704
Pepsico Inc                                                 567,584        19,368,804
Seagrams Co Ltd                                             164,617         8,734,990
                                                                         ------------

                                                    TOTAL BEVERAGES
                                                            - VALUE      $104,352,766
                                                             - COST      $ 86,249,234
BROADCASTING-0.94%
Clear Channel Communications Inc+                           127,745      $  8,950,134
Kingworld Productions+                                       27,521         1,049,238
MediaOne Group Inc+                                         232,765        15,304,299
Tribune Co                                                   45,611         4,256,076
Viacom Inc Class B+                                         265,469        11,166,290
                                                                         ------------

                                                 TOTAL BROADCASTING
                                                            - VALUE      $ 40,726,037
                                                             - COST      $ 24,527,058
BUILDING MATERIALS & SERVICES-0.47%
Cooper Industries Inc                                        36,420      $  1,889,288
Corning Inc                                                  93,893         6,243,884
Danaher Corp                                                 51,856         3,046,540
Owens Corning Fiberglass Corp                                20,986           590,231
Owens Illinois Inc+                                          60,369         1,494,133
PPG Industries Inc                                           66,894         4,017,821
Snap-On Inc                                                  23,453           793,005
Stanley Works                                                34,452           908,672
Vulcan Materials Co                                          32,120         1,369,115
                                                                         ------------

                                TOTAL BUILDING MATERIALS & SERVICES
                                                            - VALUE      $ 20,352,689
                                                             - COST      $ 17,600,534
BUSINESS SERVICES-0.38%
Cendant Corp+                                               276,369      $  4,957,369
Dun & Bradstreet Corp                                        63,376         1,659,659
Ecolab Inc                                                   50,020         1,878,876
Paychex Inc                                                  94,861         2,792,471
Waste Management Inc                                        234,418         5,113,243
                                                                         ------------

                                            TOTAL BUSINESS SERVICES
                                                            - VALUE      $ 16,401,618
                                                             - COST      $ 23,325,867
CHEMICALS-1.57%
Air Products & Chemicals Inc                                 88,409      $  3,005,906
Clorox Co                                                    90,512         4,095,668
Dow Chemical Co                                              84,458         9,596,540
Du Pont (E I) De Nemours                                    375,155        23,775,452
Eastman Chemical Co                                          30,282         1,406,220
FMC Corp+                                                    12,392           721,834
Goodrich (B F) Co                                            34,653         1,279,995
Grace (W R) Co+                                              27,178           519,779
Great Lakes Chemical Corp                                    22,691           934,586
Hercules Inc                                                 38,616         1,257,434
International Flavor & Fragrances                            40,998         1,670,668
Monsanto Co                                                 242,852         9,972,110
Praxair Inc                                                  60,801         2,857,647
Rohm & Haas Co                                               81,296         3,038,438
Sigma-Aldrich Corp                                           39,041         1,259,072
Union Carbide Corp                                           51,317         2,918,654
                                                                         ------------

                                                    TOTAL CHEMICALS
                                                            - VALUE      $ 68,310,003
                                                             - COST      $ 58,101,063
COMPUTER SOFTWARE-7.66%
3Com Corp+                                                  139,468      $  3,460,550
Adobe Systems Inc                                            23,548         2,345,970
America Online Inc+                                         417,436        38,117,125
Autodesk Inc                                                 20,332           467,636
Automatic Data Processing                                   237,977         9,355,471
BMC Software Inc+                                            90,534         4,871,861
Ceridian Corp+                                               55,853         1,563,884
Computer Associates International Inc                       206,276        11,654,594
Computer Sciences Corp+                                      61,171         4,232,269
Compuware Corp+                                             141,575         4,273,795
Electronic Data Systems Corp                                189,288        10,623,789
First Data Corp                                             166,183         7,312,052
IMS Health Inc                                              122,063         3,371,990
Microsoft Corp+                                           1,959,084       181,337,713
Novell Inc+                                                 129,664         3,071,416
Oracle Systems Corp+                                        553,231        20,192,932
Parametric Technology Corp+                                 104,783         1,466,962
Peoplesoft Inc+                                              90,560         1,279,160
Sun Microsystems Inc+                                       297,468        23,648,706
                                                                         ------------

                                            TOTAL COMPUTER SOFTWARE
                                                            - VALUE      $332,647,875
                                                             - COST      $195,303,039
COMPUTER SYSTEMS-7.32%
Apple Computer Inc+                                          60,296      $  3,934,314
Cabletron Systems Inc+                                       62,807         1,055,943
Cisco Systems Inc+                                        1,227,206        83,219,907
Compaq Computer Corp                                        653,442        15,151,686
Data General Corp+                                           19,257           355,051
Dell Computer Corp+                                         974,506        47,568,074
EMC Corp+                                                   389,059        23,343,540
Gateway Inc+                                                 60,319         5,847,173
Harris Corp                                                  31,034           814,642
Hewlett-Packard Co                                          390,024        41,098,779
International Business Machine Corp                         697,229        86,848,587
Seagate Technology Inc+                                      85,966         2,852,997

--------------------------------------------------------------------------------------
Portfolio of Investments (continued)                       August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
Shared Medical System Corp                                   10,340      $    580,979
Silicon Graphics Inc+                                        73,128           836,402
Unisys Corp+                                                103,275         4,440,825
                                                                         ------------

                                             TOTAL COMPUTER SYSTEMS
                                                            - VALUE      $317,948,899
                                                             - COST      $146,570,322
CONTAINER & PACKAGING-0.29%
Ball Corp                                                    11,780      $    529,364
Crown Cork & Seal Co                                         47,391         1,258,823
International Paper Co                                      157,917         7,431,969
Temple-Inland Inc                                            21,587         1,338,394
Tenneco Inc                                                  65,875         1,325,734
Tupperware Corp                                              22,621           510,386
                                                                         ------------

                                        TOTAL CONTAINER & PACKAGING
                                                            - VALUE      $ 12,394,670
                                                             - COST      $ 13,330,694
ELECTRICAL EQUIPMENT-3.90%
General Electric Co                                       1,256,906      $141,166,255
Grainger (W W) Inc                                           36,123         1,573,608
Masco Corp                                                  129,783         3,674,481
Motorola Inc                                                231,748        21,378,753
National Service Industries Inc                              15,998           511,936
Thomas & Betts Corp                                          21,793           980,685
                                                                         ------------

                                         TOTAL ELECTRICAL EQUIPMENT
                                                            - VALUE      $169,285,718
                                                             - COST      $101,065,305
ELECTRONICS-5.27%
Advanced Micro Devices+                                      55,827      $  1,154,921
Applied Materials Inc+                                      143,428        10,192,352
CBS Corp+                                                   273,701        12,863,947
EG&G Inc                                                     17,648           561,427
Emerson Electric Co                                         167,372        10,481,672
General Instrument Corp+                                     65,466         3,220,109
Honeywell Inc                                                48,534         5,508,609
Intel Corp                                                1,274,695       104,763,995
Johnson Controls Inc                                         32,858         2,246,666
KLA Instruments Corp+                                        33,808         2,123,565
Lexmark International Group Class A+                         43,375         3,415,781
LSI Logic Corp+                                              55,154         3,129,989
Micron Technology Inc+                                       95,676         7,133,813
National Semiconductor+                                      64,661         1,822,632
Pitney Bowes Inc                                            103,383         6,099,597
Raytheon Co Class B                                         129,293         8,808,086
Solectron Corp+                                              97,952         7,664,744
Tektronix Inc                                                18,410           612,133
Texas Instruments Inc                                       301,213        24,718,292
Xerox Corp                                                  254,226        12,139,291
                                                                         ------------

                                                  TOTAL ELECTRONICS
                                                            - VALUE      $228,661,621
                                                             - COST      $120,465,061
ENERGY & RELATED-6.71%
Amerada Hess Corp                                            34,891      $  2,165,423
Anadarko Petroleum Corp                                      46,745         1,589,330
Apache Corp                                                  41,497         1,888,113
Ashland Inc                                                  28,437         1,096,602
Atlantic Richfield Corp                                     123,780        10,884,904
Burlington Resources Inc                                     68,378         2,859,055
Chevron Corp                                                251,821        23,230,487
Coastal Corp                                                 82,200         3,560,288
Columbia Gas System Inc                                      32,522         1,920,831
Conoco Inc Class B                                          243,868         6,553,947
Consolidated Natural Gas Co                                  36,921         2,351,406
Eastern Enterprises                                           8,432           378,913
Enron Corp                                                  271,940        11,387,487
Exxon Corp                                                  932,704        73,567,028
Halliburton Co                                              169,538         7,862,325
Helmerich & Payne Inc                                        19,470           536,642
Kerr-McGee Corp                                              32,874         1,840,944
Mobil Corp                                                  300,646        30,778,634
NICOR Inc                                                    18,445           713,591
Occidental Petroleum Corp                                   134,284         2,912,284
ONEOK Inc                                                    12,234           380,019
Peoples Energy Corp                                          13,909           506,809
Phillips Petroleum Co                                        97,217         4,958,067
Rowan Co Inc+                                                32,475           604,847
Royal Dutch Petroleum Corp                                  823,814        50,973,491
Schlumberger Ltd                                            210,312        14,038,326
Sonat Offshore Drilling Co                                   42,557         1,537,372
Sunoco Inc                                                   35,137         1,144,149
Texaco Inc                                                  206,300        13,100,050
Union Pacific Resources Group                                97,483         1,748,601
Unocal Corp                                                  93,353         3,909,157
USX--Marathon Group                                         118,917         3,701,292
Williams Co Inc                                             166,340         6,861,525
                                                                         ------------

                                             TOTAL ENERGY & RELATED
                                                            - VALUE      $291,541,939
                                                             - COST      $204,943,461
ENGINEERING & CONSTRUCTION-0.09%
Armstrong World Industries Inc                               15,543      $    754,807
Centex Corp                                                  23,215           652,922
Fleetwood Enterprises Inc                                    13,708           279,301
Fluor Corp                                                   29,408         1,216,770
Foster Wheeler Corp                                          15,952           206,379
Kaufman & Broad Home Corp                                    17,979           367,446
Pulte Corp                                                   17,087           395,137
                                                                         ------------

                                   TOTAL ENGINEERING & CONSTRUCTION
                                                            - VALUE      $  3,872,762
                                                             - COST      $  4,511,394
ENTERTAINMENT & LEISURE-1.33%
Brunswick Corp                                               35,682      $    912,121
Disney (Walt) Co                                            791,454        21,962,848
Harrah's Entertainment Inc+                                  48,115         1,082,587
Hasbro Inc                                                   75,482         1,844,591
Mattel Inc                                                  159,572         3,400,878
Mirage Resorts Inc+                                          73,225           956,502
Polaroid Corp                                                17,470           473,874
Time Warner Inc                                             458,370        27,187,071
                                                                         ------------

                                      TOTAL ENTERTAINMENT & LEISURE
                                                            - VALUE      $ 57,820,472
                                                             - COST      $ 48,565,248
ENVIRONMENTAL CONTROL-0.01%
Allied Waste Industries Inc+                                 50,915      $    649,166
                                                                         ------------

                                        TOTAL ENVIRONMENTAL CONTROL
                                                            - VALUE      $    649,166
                                                             - COST      $    910,968
FOOD & RELATED 3.24%
Albertson's Inc                                             161,736      $  7,753,220
Archer-Daniels-Midland Co                                   238,053         3,094,692
Bestfoods                                                   107,572         5,284,475
Brown-Forman Corp Class B                                    26,460         1,554,525
Campbell Soup Co                                            167,791         7,414,265
ConAgra Inc                                                 187,991         4,605,779
Darden Restaurants Inc                                       51,880           810,625
General Mills Inc                                            58,793         4,923,914
Great Atlantic & Pacific Tea Co                              14,838           521,185
Heinz (H J) Co                                              138,292         6,456,508
Hershey Foods Corp                                           53,845         2,884,073
Kellogg Co                                                  155,909         5,544,514


                                                                                   11

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

-------------------------------------------------------------------------------------
Portfolio of Investments (continued)                      August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
Kroger Co+                                                  317,760      $  7,348,200
McDonald's Corp                                             521,848        21,591,461
Nabisco Group Holdings Corp                                 125,413         2,226,081
Pioneer Hi Bred International Inc                            92,295         3,611,042
Quaker Oats Co                                               51,978         3,472,780
Ralston-Purina Group                                        124,496         3,423,640
Safeway Inc+                                                190,959         8,891,528
Sara Lee Corp                                               347,557         7,711,421
Super Value Inc                                              46,279         1,041,277
Sysco Corp                                                  127,462         4,158,448
Tricon Global Restaurants+                                   59,212         2,405,488
Unilever NV                                                 219,729        15,133,835
UST Inc                                                      68,036         2,155,891
Wendy's International Inc                                    47,843         1,339,604
Winn-Dixie Stores Inc                                        57,358         1,950,172
Wrigley (W M) Jr Co                                          44,737         3,503,466
                                                                         ------------

                                               TOTAL FOOD & RELATED
                                                            - VALUE      $140,812,109
                                                             - COST      $121,146,498
FURNITURE & APPLIANCES-0.20%
Maytag Corp                                                  34,101      $  2,135,575
Newell Rubbermaid Inc                                       108,510         4,448,910
Whirlpool Corp                                               29,131         2,059,198
                                                                         ------------

                                       TOTAL FURNITURE & APPLIANCES
                                                            - VALUE      $  8,643,683
                                                             - COST      $  6,783,340
HEALTHCARE-0.40%
Cardinal Health Inc                                         104,862      $  6,684,953
HCR Manor Care Inc+                                          42,886           838,957
Healthsouth Corp+                                           160,259         1,312,121
McKesson HBOC Inc                                           105,816         3,293,523
St Jude Medical Inc+                                         32,653         1,183,671
United Healthcare Corp                                       66,713         4,056,984
                                                                         ------------

                                                   TOTAL HEALTHCARE
                                                            - VALUE      $ 17,370,209
                                                             - COST      $ 22,445,162
HOSPITAL & MEDICAL SUPPLIES-2.48%
Bard (C R) Inc                                               19,978      $    931,474
Bausch & Lomb Inc                                            21,821         1,441,550
Baxter International Inc                                    112,181         7,523,138
Becton Dickinson & Co                                        96,061         2,701,716
Biomet Inc                                                   43,468         1,553,981
Boston Scientific Corp+                                     152,221         5,166,000
Columbia/HCA Healthcare Corp                                218,746         5,386,620
Guidant Corp                                                116,221         6,820,720
Johnson & Johnson                                           516,857        52,848,628
Mallinckrodt Group Inc                                       27,624           885,695
Medtronic Inc                                               224,528        17,569,316
PE Corp-Celera Genomics Group+                                    1                14
PE Corp-PE Biosystems Group                                  38,586         2,655,199
Tenet Healthcare Corp+                                      119,943         2,091,506
                                                                         ------------

                                  TOTAL HOSPITAL & MEDICAL SUPPLIES
                                                            - VALUE      $107,575,557
                                                             - COST      $ 71,203,180
HOUSEHOLD PRODUCTS-2.28%
Alberto-Culver Co Class B                                    21,777      $    553,952
Avon Products Inc                                           100,873         4,425,803
Colgate-Palmolive Co                                        224,734        12,023,269
Gillette Co                                                 426,333        19,877,776
Kimberly-Clark Corp                                         204,651        11,652,316
Procter & Gamble Co                                         510,391        50,656,307
                                                                         ------------

                                           TOTAL HOUSEHOLD PRODUCTS
                                                            - VALUE      $ 99,189,423
                                                             - COST      $ 67,996,257
INSURANCE-3.28%
Aetna Inc                                                    54,289      $  4,220,970
AFLAC Corp                                                  102,592         4,610,228
Allstate Corp                                               310,289        10,181,358
American General Corp                                        96,513         6,852,423
American International Group Inc                            594,915        55,141,184
Aon Corp                                                     98,712         3,294,496
Chubb Corp                                                   63,769         3,646,790
CIGNA Corp                                                   78,247         7,027,559
Cincinnati Financial Corp                                    63,724         2,525,064
Conseco Inc                                                 123,646         2,967,504
Hartford Financial Services Group                            87,372         3,969,965
Humana Inc+                                                  64,704           586,380
Jefferson-Pilot Corp                                         40,814         2,724,335
Lincoln National Corp                                        77,137         3,615,797
Loews Corp                                                   42,103         3,305,085
Marsh & McLennan Companies Inc                              101,285         7,374,814
MBIA Inc                                                     38,539         1,999,211
Progressive Corp Ohio                                        28,125         2,868,750
Providian Financial Corp                                     54,779         4,252,220
SAFECO Corp                                                  52,652         1,875,728
St Paul Co                                                   87,313         2,799,473
Torchmark Corp                                               51,586         1,470,201
Unumprovident Corp                                           91,680         3,306,210
Wellpoint Health Networks+                                   25,355         1,847,746
                                                                         ------------

                                                    TOTAL INSURANCE
                                                            - VALUE      $142,463,491
                                                             - COST      $113,506,068
LODGING-0.10%
Hilton Hotels Corp                                          100,112      $  1,226,372
Marriott International                                       96,163         3,293,583
                                                                         ------------

                                                      TOTAL LODGING
                                                            - VALUE      $  4,519,955
                                                             - COST      $  3,933,445
MACHINERY-0.55%
Black & Decker Corp                                          33,627      $  1,769,621
Case Corp                                                    28,728         1,418,445
Caterpillar Inc                                             136,878         7,750,717
Cummins Engine Co Inc                                        15,900           942,075
Deere & Co                                                   89,327         3,472,587
Ingersoll-Rand Co                                            63,926         4,067,292
McDermott International Inc                                  23,106           521,329
Milacron Inc                                                 14,859           267,462
Pall Corp                                                    48,399           961,930
Parker Hannifin Corp                                         41,881         1,832,294
Thermo Electron Corp+                                        61,303           973,185
                                                                         ------------

                                                    TOTAL MACHINERY
                                                            - VALUE      $ 23,976,937
                                                             - COST      $ 20,007,879
MANUFACTURING-0.74%
Tyco International Ltd                                      319,239      $ 32,342,901
                                                                         ------------

                                                TOTAL MANUFACTURING
                                                            - VALUE      $ 32,342,901
                                                             - COST      $ 18,191,587
METAL FABRICATORS-0.41%
Alcan Aluminum Ltd                                           87,215      $  2,867,193
Allegheny Teledyne Inc                                       74,541         1,392,985
Barrick Gold Corp                                           147,998         2,867,461
Bethlehem Steel Corp+                                        50,451           387,842
Crane Co                                                     26,543           638,691
Engelhard Corp                                               48,653           970,019
Freeport McMoRan Inc                                         63,424         1,018,748
Nucor Corp                                                   33,744         1,571,205
Phelps Dodge Corp                                            22,501         1,258,650

-------------------------------------------------------------------------------------
Portfolio of Investments (continued)                      August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
Placer Dome Inc                                             120,056      $  1,245,581
Reynolds Metals Co                                           24,983         1,581,736
Timken Co                                                    24,501           430,299
USX--U.S. Steel Group                                        34,183           922,941
Worthington Industries Inc                                   36,040           540,600
                                                                         ------------

                                            TOTAL METAL FABRICATORS
                                                            - VALUE      $ 17,693,951
                                                             - COST      $ 19,735,825
PHARMACEUTICALS-7.72%
Abbott Laboratories                                         584,310      $ 25,344,446
Allergan Inc                                                 25,530         2,549,809
ALZA Corp+                                                   37,839         1,906,140
American Home Products Corp                                 503,263        20,885,414
Amgen Inc+                                                  196,816        16,372,631
Bristol-Myers Squibb Co                                     762,998        53,695,984
Lilly (Eli) & Co                                            422,994        31,565,927
Merck & Co Inc                                              906,918        60,933,553
Millipore Corp                                               17,225           650,244
Pfizer Inc                                                1,491,826        56,316,431
Pharmacia and Upjohn Inc                                    194,916        10,184,361
Schering-Plough Corp                                        565,744        29,736,919
SouthTrust Corp                                              63,289         2,234,893
Warner Lambert Co                                           326,913        21,657,986
Watson Pharmaceutical Inc+                                   35,421         1,270,728
                                                                         ------------

                                              TOTAL PHARMACEUTICALS
                                                            - VALUE      $335,305,466
                                                             - COST      $219,833,681
PUBLISHING-0.82%
American Greetings Corp Class A                              26,270      $    727,351
Comcast Corp Class A                                        284,668         9,287,294
Donnelley (R R) & Sons Co                                    50,585         1,587,104
Dow Jones & Co Inc                                           35,006         1,759,051
Gannett Co Inc                                              107,440         7,299,205
Interpublic Group Co Inc                                    107,953         4,277,638
Knight-Ridder Inc                                            30,498         1,644,986
McGraw-Hill Inc                                              76,195         3,938,329
Meredith Corp                                                20,197           700,583
New York Times Co Class A                                    68,064         2,658,750
Times Mirror Co Class A                                      27,821         1,606,663
                                                                         ------------

                                                   TOTAL PUBLISHING
                                                            - VALUE      $ 35,486,954
                                                             - COST      $ 24,459,043
RETAIL & RELATED-5.37%
AutoZone Inc+                                                57,916      $  1,379,115
Best Buy Co Inc+                                             78,658         5,525,724
Circuit City Stores Inc                                      77,413         3,328,759
Consolidated Stores Corp+                                    42,302           682,120
Costco Wholesale Corp+                                       84,538         6,319,215
CVS Corp                                                    150,314         6,266,215
Dayton-Hudson Corp                                          170,194         9,871,252
Dillards Inc Class A                                         41,422           973,417
Dollar General Corp                                          85,424         2,221,024
Eastman Kodak Co                                            123,771         9,089,433
Federated Department Stores Inc+                             80,067         3,683,082
Gap Inc                                                     330,368        12,925,648
Harcourt General Inc                                         27,581         1,208,393
Home Depot Inc                                              569,324        34,799,930
Jostens Inc                                                  13,796           277,645
K Mart Corp+                                                190,959         2,398,922
Kohls Corp+                                                  62,454         4,449,848
Limited Inc                                                  82,098         3,109,462
Longs Drug Stores Corp                                       15,054           473,260
Lowe's Co Inc                                               142,840         6,463,510
May Department Stores Co                                    128,623         5,024,336
Nordstrom Inc                                                54,895         1,554,215
Office Depot Inc+                                           142,549         1,487,855
Penney (J C) Co Inc                                         101,249         3,670,276
Rite Aid Corp                                               100,031         1,850,574
Sears Roebuck & Co                                          146,604         5,497,650
Sherwin Williams Co                                          65,777         1,603,314
Staples Inc+                                                178,979         3,892,793
Tandy Corp                                                   74,595         3,524,614
TJX Companies Inc                                           123,913         3,577,988
Toys R Us Inc+                                               96,145         1,328,003
Walgreen Co                                                 385,178         8,931,315
WalMart Stores Inc                                        1,709,610        75,757,093
                                                                         ------------

                                             TOTAL RETAIL & RELATED
                                                            - VALUE      $233,146,000
                                                             - COST      $164,590,235
SERVICES-0.20%
Block (H R) Inc                                              37,527      $  2,087,439
CMS Energy Corp                                              43,993         1,740,473
Public Service Enterprise Group                              84,643         3,470,363
Service Corp International                                  101,954         1,408,240
                                                                         ------------

                                                     TOTAL SERVICES
                                                            - VALUE      $  8,706,515
                                                             - COST      $  8,595,891
TELECOMMUNICATIONS-10.19%
ADC Telecommunications+                                      43,031      $  1,594,836
Alltel Corp                                                 114,284         7,728,456
Ameritech Corp                                              422,254        26,654,784
Andrew Corp+                                                 32,217           563,798
AT & T Corp                                               1,222,528        55,013,760
Bell Atlantic Corp                                          596,395        36,529,194
BellSouth Corp                                              727,759        32,931,095
CenturyTel Inc                                               52,469         2,062,688
Frontier Corp                                                66,463         2,787,292
GTE Corp                                                    373,425        25,626,291
Lucent Technologies Inc                                   1,167,863        74,816,224
MCI WorldCom Inc+                                           714,889        54,152,842
Network Appliance Inc+                                       26,625         1,748,930
NEXTEL Communications Class A+                              113,882         6,583,803
Nortel Networks Corp                                        509,968        20,940,553
Qualcom Inc+                                                 57,099        10,973,714
SBC Communication Inc                                       754,582        36,219,936
Scientific-Atlanta Inc                                       28,973         1,484,866
Sprint Corp                                                 332,510        14,755,131
Sprint Corp (PCS Group)+                                    169,096        10,103,486
Tellabs Inc+                                                150,623         8,971,482
U.S. West Inc                                               193,600        10,115,600
                                                                         ------------

                                           TOTAL TELECOMMUNICATIONS
                                                            - VALUE      $442,358,761
                                                             - COST      $286,309,612
TEXTILES-0.01%
Fruit of the Loom Inc Class A+                               28,406      $    198,842
Springs Industries Inc Class A                                7,142           268,271
                                                                         ------------

                                                     TOTAL TEXTILES
                                                            - VALUE      $    467,113
                                                             - COST      $    949,040
TOBACCO-0.85%
Fortune Brands Inc                                           64,488      $  2,418,300
Philip Morris Co Inc                                        927,070        34,707,183
                                                                         ------------

                                                      TOTAL TOBACCO
                                                            - VALUE      $ 37,125,483
                                                             - COST      $ 33,941,721


                                                                                   13

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

-------------------------------------------------------------------------------------
Portfolio of Investments (continued)                      August 31, 1999 (Unaudited)


Security Name                                            Shares              Value
-------------------------------------------------------------------------------------
TRANSPORTATION-0.71%
Burlington Northern Santa Fe                                180,814      $  5,243,606
Carnival Corp Class A                                       235,779        10,536,374
CSX Corp                                                     83,707         3,656,950
Kansas City Southern Industries                              41,791         1,935,446
Laidlaw Inc Class B                                         128,729           804,556
Norfolk Southern Corp                                       146,320         3,831,755
Union Pacific Corp                                           95,400         4,644,788
                                                                         ------------

                                               TOTAL TRANSPORTATION
                                                            - VALUE      $ 30,653,475
                                                             - COST      $ 31,520,874
UTILITIES-1.98%
AES Corp+                                                    73,105      $  4,436,560
Ameren Corp                                                  52,966         2,121,950
American Electric Power Inc                                  74,389         2,701,251
Carolina Power & Light Co                                    59,226         2,154,346
Central & South West Corp                                    82,182         1,859,368
Cinergy Corp                                                 61,411         1,865,359
Consolidated Edison Inc                                      87,500         3,850,000
Constellation Energy Group                                   57,860         1,714,103
Dominion Resources Inc                                       74,016         3,423,240
DTE Energy Co                                                56,010         2,208,894
Duke Power Co                                               140,156         8,058,970
Edison International                                        133,784         3,394,769
Entergy Corp                                                 95,192         2,837,912
FirstEnergy Corp                                             90,491         2,584,649
Florida Progress Corp                                        37,858         1,774,594
FPL Group Inc                                                69,406         3,747,924
GPU Inc                                                      48,607         1,658,714
New Century Energies Inc                                     44,293         1,600,085
Niagra Mohawk Holdings Inc+                                  72,680         1,099,285
Northern States Power Co                                     58,795         1,385,357
Pacificorp                                                  114,826         2,346,756
PECO Energy Co                                               73,998         3,006,169
PG & E Corp                                                 147,712         4,477,520
PP & L Resources Inc                                         59,377         1,662,556
Reliant Energy Inc                                          112,934         3,126,860
Sempra Energy                                                92,729         2,069,016
Southern Co                                                 268,240         7,259,245
Texas Utilities Co                                          108,051         4,369,312
Unicom Corp                                                  83,768         3,235,531
                                                                       --------------

                                                    TOTAL UTILITIES
                                                            - VALUE    $   86,030,295
                                                             - COST    $   77,067,104

                                                TOTAL COMMON STOCKS
                                                            - VALUE    $4,163,722,899
                                                             - COST    $2,902,465,087

                                   Interest   Maturity     Principal/
Security Name                        Rate       Date         Shares          Value
--------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS-6.84%
CASH EQUIVALENTS-2.81%
Dreyfus Institutional Money Market
      Fund++                                            $   197,584    $      197,584
Janus Institutional Money Market
      Fund++                                             26,500,000        26,500,000
Merrimac Institutional Money Market
      Fund++                                             95,300,000        95,300,000
                                                                       --------------
                                                                       $  121,997,584
U.S. TREASURY BILLS-0.42%
U.S. Treasury Bills                  4.39*    9/23/99    18,300,000    $   18,249,565
                                                                       --------------

REPURCHASE AGREEMENTS-3.61%
Morgan Stanley Triparty Repurchase Agreement dated 8/31/99 due 9/1/99 with a maturity value of $156,721,455 and an effective yield of 5.14% collateralized by a U.S. Treasury Bill with a rate of 5.28%, a maturity of 9/15/99 and a market value of $159,834,332.

                                                        156,699,082    $  156,699,082
                                                                       --------------

                                       TOTAL SHORT TERM INSTRUMENTS
                                                            - VALUE    $  296,946,231
                                                            -  COST    $  296,946,012

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,199,411,099) ** (Notes 1 and 3)               102.71%         $4,460,669,130
Other Assets and Liabilities, Net                       (2.71)%          (117,663,470)
                                                       -------         --------------
TOTAL NET ASSETS                                       100.00%         $4,343,005,660
                                                       ======          ==============
+  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*  Yield to Maturity.
** Cost for federal income tax purposes is $3,199,411,099 and net unrealized appreciation consists of:


   Gross Unrealized Appreciation                    $1,130,785,037
   Gross Unrealized Depreciation                       (69,527,006)
                                                    --------------
   NET UNREALIZED APPRECIATION                      $1,261,258,031
                                                    ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
August 31, 1999 (Unaudited)

ASSETS
Investments:
    In securities, at market value (see cost below) (Note 1)                                                   $4,460,669,130
Receivables:
    Dividends and interest                                                                                          5,554,928
                                                                                                               --------------
Total Assets                                                                                                    4,466,224,058

LIABILITIES
Payables:
    Variation margin on futures contracts                                                                             827,686
    Collateral for securities loaned (Note 4)                                                                     121,997,584
    Due to Custodian                                                                                                       10
    Due to BGI (Note 2)                                                                                               393,118
                                                                                                               --------------
Total Liabilities                                                                                                 123,218,398
                                                                                                               --------------
TOTAL NET ASSETS                                                                                               $4,343,005,660
                                                                                                               ==============
INVESTMENTS AT COST                                                                                            $3,199,411,099
                                                                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                           15

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 1999 (Unaudited)

INVESTMENT INCOME
    Dividends+                                                                                                      $ 26,703,325
    Interest++                                                                                                         5,842,224
                                                                                                                    ------------
Total Investment Income                                                                                               32,545,549

EXPENSES (NOTE 2)
    Advisory fees                                                                                                      1,072,974
                                                                                                                    ------------
Total Expenses                                                                                                         1,072,974
                                                                                                                    ------------
NET INVESTMENT INCOME (LOSS)                                                                                          31,472,575

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on sale of investments                                                                  106,419,073
    Net realized gain (loss) on sale of futures contracts                                                             18,907,189
    Net change in unrealized appreciation (depreciation) of investments                                              118,913,157
    Net change in unrealized appreciation (depreciation) of futures contracts                                         (5,072,375)
                                                                                                                    ------------
Net Gain (Loss) on Investments                                                                                       239,167,044
                                                                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                     $270,639,619
                                                                                                                    ============
+  NET OF FOREIGN WITHHOLDING TAX OF:                                                                               $     91,292
++ INTEREST INCOME INCLUDES SECURITIES LENDING INCOME OF:                                                           $     91,346

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the
                                                                                    Six Months Ended                For the
                                                                                    August 31, 1999                Year Ended
                                                                                     (Unaudited)               February 28, 1999
                                                                                    -----------------          ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income (loss)                                                    $     31,472,575               $   43,674,276
    Net realized gain (loss) on sales of investments                                     106,419,073                  143,991,139
    Net realized gain (loss) on sales of future contracts                                 18,907,189                   37,982,701
    Net change in unrealized appreciation (depreciation) of investments                  118,913,157                  265,023,900
    Net change in unrealized appreciation (depreciation) of future contracts              (5,072,375)                 (14,225,550)
                                                                                    ----------------               --------------
Net increase (decrease) in net assets resulting from operations                          270,639,619                  476,446,466
Net increase (decrease) in net assets resulting from beneficial
    interest transactions                                                                385,273,263                  856,583,098
                                                                                    ----------------               --------------
Increase (decrease) in Net Assets                                                        655,912,882                1,333,029,564

NET ASSETS:
    Beginning net assets                                                               3,687,092,778                2,354,063,214
                                                                                    ----------------               --------------
    Ending Net Assets                                                               $  4,343,005,660               $3,687,092,778
                                                                                    ================               ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                17

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
August 31, 1999 (Unaudited)

1.      SIGNIFICANT ACCOUNTING POLICIES

      Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500 Index Master Portfolio.

      The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION

      The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

      SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

      FEDERAL INCOME TAXES

      The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

      It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

      FUTURES CONTRACTS

      The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1999, the S&P 500 Index Master Portfolio had the following open long futures contracts outstanding.

    S&P 500 Index Master Portfolio

                                                               EXPIRATION               NOTIONAL               NET UNREALIZED
   NUMBER OF CONTRACTS                  TYPE                         DATE         CONTRACT VALUE                 DEPRECIATION
   534                         S&P 500 Index                     09/17/99           $176,193,300                  $(8,048,950)

      The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $9,828,900.

      REPURCHASE AGREEMENTS

      Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999, by the Master Portfolio are collateralized by U.S. Government Securities.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

      Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

      Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolio.

      Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.      INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1999, were as follows:

   AGGREGATE PURCHASES                                S&P 500 INDEX
   AND SALES OF:                                    MASTER PORTFOLIO

   U.S. GOVERNMENT OBLIGATIONS:
      Purchases at cost                                           $0
      Sales proceeds                                               0

   OTHER SECURITIES:
      Purchases at cost                                 $651,820,860
      Sales proceeds                                     174,985,256

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 1999 (Unaudited)

4.      PORTFOLIO SECURITIES LOANED

      As of August 31, 1999, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                              SECURITIES      COLLATERAL

   S&P 500 Index Master Portfolio           $121,832,694    $121,997,584


5.      FINANCIAL HIGHLIGHTS

      The portfolio turnover rates, excluding short-term securities, for the S&P
    500 Index Master Portfolio are as follows:


                                                                                                                          FOR THE
                                   FOR THE SIX                                                                        PERIOD FROM
                                  MONTHS ENDED        FOR THE         FOR THE        FOR THE        FOR THE          MAY 26, 1994
                                    AUGUST 31,     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED         (COMMENCEMENT
                                          1999   FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,     OF OPERATIONS) TO
                                   (UNAUDITED)           1999            1998           1997           1996     FEBRUARY 28, 1995
S&P 500 Index Master Portfolio              4%            11%              6%             4%             2%                    5%

                                  DIRECTORS

                              Richard S. Strong
                               Willie D. Davis
                               Stanley Kritzik
                               Marvin E. Nevins
                               William F. Vogt

                                   OFFICERS

                   Richard S. Strong, CHAIRMAN OF THE BOARD
                        Mary F. Hoppa, VICE PRESIDENT
                       John S. Weitzer, VICE PRESIDENT
             Stephen J. Shenkenberg, VICE PRESIDENT AND SECRETARY
                          John W. Widmer, TREASURER

                              INVESTMENT ADVISOR

                        Barclays Global Fund Advisors
              45 Fremont Street, San Francisco, California 94105

                                  CUSTODIAN

                        Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                                   AUDITOR

                            KPMG Peat Marwick LLP
          Three Embarcadero Center, San Francisco, California 94111

                                LEGAL COUNSEL

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

                   For a prospectus containing more complete
        information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are
                   offered for sale by prospectus only.


                                  [GRAPHIC]

                       To order a free prospectus kit,
                             CALL 1-800-368-1030

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863

                                ---------------

                                 If you are a
                             Financial Professional,
                               CALL 1-800-368-1683


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                               STRONG FUNDS
                    P.O. BOX 2936 - MILWAUKEE, WISCONSIN 53201
                        STRONG INVESTMENTS, INC. 12902I99

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